EQUITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital	$ (178)
Transactions with non-controlling interest	(10,356)	$ (6,672)
Loss due to acquisition on minority interest	(184,135)
Acquisition of minority interest amount	(3,225)
Mercosur amount	(3,383)
Lan Pax Group S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(3,480)
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(20)
Aerovias de Integracion Regional Aires [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(2)
Aerovias de Integracion Regional Aires [Member] | Lan S.A. [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(885)
Holdco Ecuador [Member] | Lan Pax Group S.A. and Subsidiaries [Member]
EQUITY (Details) [Line Items]
Transactions with non-controlling interest	(21,526)
Common Stock [Member]
EQUITY (Details) [Line Items]
Value of shares subscribed and paid capital	$ 3,146,265	$ 3,146,265
Number of shares subscribed and paid capital (in Shares)	606,407,693	606,407,693